Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three	The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements for the year ended December 31, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range
Indefinite-lived tradenames	$24	Relief-from-royalty	Royalty Rate	0.5% - 1.5%

Pro Forma Financial Information

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated and combined statements of income that would have been reported had these acquisitions been completed as of the beginning of the period presented and should not be taken as indicative of the Company’s future consolidated statements of income.  Pro forma adjustments are tax-effected at the applicable statutory tax rates.

	Year Ended December 31,
	2017	2016
Net sales	$3,941	$4,235
Net (loss) income	(60)	106
Net (loss) earnings per common share
Basic	$(1.78)	$3.16
Diluted	$(1.78)	$3.14

The following table outlines unaudited pro forma financial information for the years ended December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016
Amortization of purchased intangibles	$22	$23

Nonrecurring Pro Forma Adjustments Affecting Net Income

Additionally, the nonrecurring pro forma adjustments affecting net income for the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Acquisition-related expenses, pre-tax	$(1)	$—
Restructuring, impairment and other charges	(1)	—
Inventory fair value adjustments, pre-tax	2	(3)
Other pro forma adjustments, pre-tax	2	3
Income taxes	3	3

2017 Acquisitions
Business Acquisition [Line Items]
Summary of Segments and Reporting Units where Acquisitions are Included

Refer below for a summary of the segments and reporting units where the acquisitions are included as of December 31, 2017.

	Segment	Reporting Unit
Clark Group	Magazines, Catalogs and Logistics	Logistics
Quality Park	Office Products	Office Products
Publishers Press	Magazines, Catalogs and Logistics	Magazines and Catalogs
NECI	Office Products	Office Products
CREEL	Magazines, Catalogs and Logistics	Magazines and Catalogs
Fairrington	Magazines, Catalogs and Logistics	Logistics
HudsonYards	Magazines, Catalogs and Logistics	Magazines and Catalogs

Schedule of Purchase Price Allocation for Acquisitions

These purchase price allocations for the material acquisitions noted above were as follows:

	Clark Group	Quality Park	Publishers Press	CREEL	Fairrington
Accounts Receivable	$6	$20	$27	$12	$6
Inventories	—	27	13	5	—
Prepaid expenses and other current assets	1	1	1	1	—
Property, plant and equipment	—	8	36	20	6
Other intangible assets	14	1	—	23	17
Other noncurrent assets	—	—	1	—	1
Goodwill (bargain purchase)	16	(3)	2	26	22
Accounts payable and accrued liabilities	(9)	(11)	(13)	(9)	(4)
Other noncurrent liabilities	—	—	—	(1)	—
Deferred taxes-net	(3)	(2)	—	—	(9)
Purchase price, net of cash acquired	$25	$41	67	77	39
Less: value of common stock issued	—	—	—	—	20
Less: accrued but unpaid contingent consideration	—	—	—	1	—
Net cash paid:	$25	$41	$67	$76	$19

Summary of Impairment Charges Related to Reporting Units	As a result of the Company’s change in reportable segments and reporting units during the third quarter of 2018, as discussed in Item 8.01, Other Events, the impairment charges recognized during the three months ended September 30, 2017 and the year ended December 31, 2017 in the Company’s former magazines, catalogs and retail inserts reporting units were reclassified to the new reporting units below:

	Three Months Ended	Year Ended
	September 30, 2017	December 31, 2017
Magazines and Catalogs	$28	$30
Logistics	22	38
Other	5	5
Total	$55	$73

Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three

Goodwill will be tested in future periods based on the new reporting unit structure.  Refer to Note 17, Segment Information, for more information on the segment structure.

The fair values of other intangible assets and goodwill associated with the acquisitions were determined to be Level 3 under the fair value hierarchy. The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range
Customer relationships	$51	Multi-period excess earnings method	Growth rate	(5.0)% - 7.5%
			Attrition rate	5.0% - 10.0%
			Discount rate	13.0% - 35.0%
Trade names	4	Relief-from-royalty method	Royalty rate	0.5% - 1.5%
			Discount rate	13.0% - 35.0%